ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS - Narrative (Details)	12 Months Ended
Jun. 30, 2026
Accounting Policies1 [Abstract]
Percentage of ownership interest in DRD Gold group, held by Sibanye Gold Limited	50.10%
Name of parent entity	Sibanye Gold Proprietary Limited